Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (506,196)	$ 108,471	$ (3,450)
Foreign currency translation adjustments, net	1,054	(124,304)	40,267
Net unrealized gain (loss) on derivative instruments, designated as cash flow hedges	1,909	(2,930)	(6,776)
Net unrealized gain (loss) on nonderivative hedging instruments	(8,866)	15,825	(2,364)
Net hedging loss (gain) reclassified into net income (loss)	2,611	7,371	8,612
Pension plan benefit liability adjustment	852	(2,179)	(3,427)
Total other comprehensive income (loss), net of tax	(2,440)	(106,217)	36,312
Total comprehensive income (loss), net of tax	(508,636)	2,254	32,862
Net Income (loss)	3,961	3,701	(1,201)
Foreign currency translation adjustments	(254)	(113)	(725)
Amounts attributable to noncontrolling interest	3,707	3,588	(1,926)
Comprehensive income (loss) attributable to Itron, Inc.	$ (512,343)	$ (1,334)	$ 34,788